AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED DECEMBER 20, 2012

TO THE

PROSPECTUS, DATED FEBRUARY 29, 2012

(AS AMENDED THROUGH OCTOBER 31, 2012)

ABSOLUTE RETURN BULL BEAR BOND FUND

(the “Fund”)

(TICKER SYMBOLS:  TBBIX, AABBX)

At a Special Board meeting held on September 6, 2012, a proposal was made to, and approved by, the Board of Trustees, including a majority of the Independent Trustees, to present a proxy solicitation to shareholders of the Fund to change the Fund’s investment objective from “to maximize investors’ total return through capital appreciation and current income as is consistent with liquidity and safety of principal” to “long term capital appreciation.”  Shareholders approved the change in investment objective at a meeting held December 19, 2012. In order to achieve the Fund’s new investment objective, the Advisor’s strategy will change to invest primarily in Exchange Traded Funds (“ETFs”) in four major asset classes.

To reflect the objective and strategy changes, the Prospectus is hereby amended and supplemented, effective as of December 20, 2012, to reflect the following changes:

1.      Under the Fund’s “FUND SUMMARY” in the sub-section entitled “Investment Objectives/Goals”, the following replaces the sentence in its entirety:

The Fund’s goal is long term capital appreciation.

2.      Under the Fund’s “FUND SUMMARY” in the sub-section entitled “Principal Investment Strategies, Risks and Performance”, the following changes are effective:

A.     The section entitled “Principal Strategies” will be replaced in its entirety with the following:

Principal Strategies.  The Fund intends to invest at least 80% of its net assets in a universe of approximately eighteen (18) exchange-traded funds (“ETFs”) in four major asset classes: Equity, Fixed Income, Alternatives and Commodities. Each asset class will have the following characteristics:

➢ Equity: will include stock securities in the following regions: U.S., Europe, Emerging Markets, and Japan, and Convertible Bonds

➢ Fixed Income: will include U.S. Treasury debt with maturities ranging from 1 to 20+ years and Global Corporate Investment Grade debt, High Yield debt and Mortgage-Backed Securities, in both developed and emerging markets, with maturities ranging from 5 to 20+ years

➢ Alternatives: will include emerging markets’ local currency money markets and U.S. real estate

➢ Commodities: will include gold, energy related companies and agricultural related companies

The Dynamic Conservative Plus Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the Dynamic Conservative Plus Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. The Fund is best suited for long-term investors.

In addition to investing primarily in ETFs, the Fund may also invest in short-term money market securities, cash, money market mutual funds and Treasury Bills for temporary purposes. The portfolio manager may, when consistent with the Fund’s investment objective, buy or sell options or futures (commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.

Main types of securities the Fund may hold:

➢  ETFs

➢  Short term money market securities, including cash, money market mutual funds and Treasury Bills

➢  Derivative Instruments, including futures and options for bona fide hedging purposes

B.     The section entitled “Principal Risks” will be replaced in its entirety with the following:

Principal Risks.  Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below and include risks that the Fund is exposed to by investing in the ETFs within the four asset classes:

ETF Risks. The following are various types of risks to which the Fund is subject based on the certain types of ETFs in which the Fund will be investing:

General ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Tracking Error Risk. There is no assurance the ETFs the Fund may utilize will achieve their objectives. Additionally, since many ETFs are managed to reflect daily price change objectives, there will be a compounding effect if the ETFs are held for longer than one day.

Fund of Funds Structure. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  If the Fund is unable to rely on an exemptive order, the limitations discussed above may prevent the Fund from allocating its investments in the manner the Advisor considers optimal, or cause the Advisor to select an investment other than that which the Advisor considers optimal.

High Yield Securities.  Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.

Foreign Investing Risk.  The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

Emerging Markets Risk.  The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Commodity Risk. Investments in commodities, such as gold, or in commodity-linked instruments, will subject the Fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

Real Estate Investment Risk. The risk that the value of the Fund’s shares will be negatively affected by factors specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives, including futures contracts, may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

Fixed Income Risk. There are risks associated with the potential investment of the Fund’s assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Credit Risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Duration Risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates than a fund with a shorter average fund duration.

U.S. Government Obligations Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. Debt securities are subject to the risk that fixed income prices in general may lose value because of declines in the bond market. The prices of fixed income securities respond to a variety of economic factors, particularly interest rate changes, as well as to perceptions about the credit worthiness of both corporate and government issuers. Generally fixed income securities will decrease in value if interest rates rise and will increase in value if interest rates decline.]

Management Style Risk.  The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Non-Diversified Fund Risk. The Fund is “non-diversified” and therefore not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

3.      Under the Fund’s “FUND SUMMARY” in the sub-section entitled “Portfolio Management,” the table regarding the managers responsible for the day to day management of the Fund shall be replaced with the following:

Manager Name	Primary Title	Managed the Fund Since
Imanol Laresgoiti	Portfolio Manager	2012

4.      Under “MORE ABOUT THE FUNDS” under “Additional Information About the Fund’s Investment Strategies,” the section “Strategy” will be replaced in its entirety with the following:

Strategy.  The Fund seeks to achieve returns of 350 to 600 bps over LIBOR, using ETFs (Exchange Traded Funds), through a dynamic, low-risk global portfolio of bonds, stocks, commodities and alternative investments. Rotation through different asset classes is governed by a proprietary business cycle detection model and a Black-Litterman optimization method. Risk management is achieved through simultaneous forecasted return targets and volatility limits.

5.      Under “MORE ABOUT THE FUNDS” in the sub-section entitled “Fund Management” the section “Portfolio Managers” will be replaced in its entirety with the following:

Portfolio Manager.

Imanol Laresgoiti, Portfolio Manager. Mr. Laresgoiti joined AIFS in 2012 as an investment manager for the firm’s Conservative Plus Portfolio Strategy. Mr. Laresgoiti is Founder and Partner of Luz Capital S.C. (“Luz Capital”) located in Mexico City, Mexico, which commenced operations in 2002. With Luz Capital, Mr. Laresgoiti performs several investment related functions including serving as a consultant to Mexican and Latin American financial institutions and portfolio managers, an investment advisor for a financial group in Switzerland, a member of the investment committee for the one of the largest mutual fund manager in Mexico, and is a financial advisor to real estate developers. Prior to starting Luz Capital, Mr. Laresgoiti was Founder and Partner for L.O.G. International Corp. in New York, which managed a hedge fund with assets under management of over $155 million. He also worked as Vice President at various companies including Bankers Trust Company, Inverlat International and Casa de Bolsa Inverlat. Mr. Laresgoiti earned a Bachelor of Science in Industrial Engineering from the Universidad Panamericana, Mexico City, Mexico.

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AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED DECEMBER 20, 2012

TO THE

STATEMENT OF ADDITIONAL INFORMATION, DATED FEBRUARY 29, 2012

(AS AMENDED THROUGH OCTOBER 31, 2012)

DYNAMIC CONSERVATIVE PLUS FUND

(FORMERLY, ABSOLUTE RETURN BULL BEAR BOND FUND)

(the “Fund”)

(TICKER SYMBOLS:  TBBIX, AABBX)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

At a Special Board meeting held on September 6, 2012, a proposal was made to, and approved by, the Board of Trustees, including a majority of the Independent Trustees, to present a proxy solicitation to shareholders of the Fund to change the Fund’s investment objective from “to maximize investors’ total return through capital appreciation and current income as is consistent with liquidity and safety of principal” to “long term capital appreciation.”  Shareholders approved the change in investment objective at a meeting held December 19, 2012. In order to achieve the Fund’s new investment objective, the Advisor’s strategy will change to invest primarily in Exchange Traded Funds (“ETFs”) in four major asset classes.

To reflect the objective and strategy changes, the Statement of Additional Information is hereby amended and supplemented, effective as of December 20, 2012, to reflect the following changes:

1.      Under the section entitled “INVESTMENT POLICIES, PRACTICES AND RELATED RISKS OF THE FUND”, the following shall be inserted at the end for the section:

The Fund will be indirectly exposed to the following risks by investing in the ETFs, which may invest in such investments indicated by the risk:

High Yield Securities.  Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.

Foreign Investing Risk.  The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

Emerging Markets Risk.  The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Commodity Risk. Investments in commodities, such as gold, or in commodity-linked instruments, will subject the Fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

Real Estate Investment Risk. The risk that the value of the Fund’s shares will be negatively affected by factors specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

2.      Under the section entitled “PORTFOLIO MANAGER INFORMATION”, the following sub-sections are updated as noted:

a)      Under “Portfolio Manager”, the following shall replace the current information in its entirety:

Imanol Laresgoiti, Portfolio Manager. Mr. Laresgoiti joined AIFS in 2012 as an investment manager for the firm’s Conservative Plus Portfolio Strategy. Mr. Laresgoiti is Founder and Partner of Luz Capital S.C. (“Luz Capital”) located in Mexico City, Mexico, which commenced operations in 2002. With Luz Capital, Mr. Laresgoiti performs several investment related functions including serving as a consultant to Mexican and Latin American financial institutions and portfolio managers, an investment advisor for a financial group in Switzerland, a member of the investment committee for the one of the largest mutual fund manager in Mexico, and is a financial advisor to real estate developers. Prior to starting Luz Capital, Mr. Laresgoiti was Founder and Partner for L.O.G. International Corp. in New York, which managed a hedge fund with assets under management of over $155 million. He also worked as Vice President at various companies including Bankers Trust Company, Inverlat International and Casa de Bolsa Inverlat. Mr. Laresgoiti earned a Bachelor of Science in Industrial Engineering from the Universidad Panamericana, Mexico City, Mexico.

b)      Under “Beneficial Ownership by Portfolio Manager”, it shall be noted that as of the date of this sticker, the portfolio manager responsible for the day to day management of the Fund did not own any shares of the Fund or of any fund in the Trust.

c)      Under “Account Management Disclosures”, the following shall be included:

Including the Fund and the affiliated Funds, the portfolio manager is responsible for the day-to-day management of certain other accounts, as follows:

As of 11/30/2012	’40 Act Mutual Fund Vehicles		Commingled Trust Fund Vehicles		Other Separate Account Vehicles
Portfolio Manager	No. of Accts.	Total Assets	No. of Accts.	Total Assets	No. of Accts.	Total Assets
Imanol Laresgoiti	1	$8,716,780	1	$6,900,000	0	$0

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